Stockholders' Equity - Schedule of Stock Option Activity (Details)	4 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Equity [Abstract]
Shares Underlying Options, March 15, 2018 | shares
Shares Underlying Options, Granted | shares	4,271,128
Shares Underlying Options, Cancelled or terminated | shares	(612,707)
Shares Underlying Options, Exercised | shares
Shares Underlying Options, June 30, 2018 | shares	3,658,421
Shares Underlying Options, vested June 30, 2018 | shares
Weighted Average Exercise Price Outstanding, March 15, 2018 | $ / shares
Weighted Average Exercise Price, Granted | $ / shares	11.10
Weighted Average Exercise Price, Cancelled or terminated | $ / shares	11.08
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price June 30, 2018 | $ / shares	11.10
Weighted Average Exercise Price, vested June 30, 2018 | $ / shares
Weighted Average Remaining Life June 30, 2018	4 years 8 months 26 days
Weighted Average Remaining Life, vested June 30, 2018	0 years
Aggregate Intrinsic Value, Outstanding, June 30, 2018 | $
Aggregate Intrinsic Value, vested, June 30, 2018 | $